Other Assets - Schedule of Property Development and Obtained from Foreclosures (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Assets [line items]
Property developed	€ 63	€ 109
Property obtained from foreclosures	74	75
Property development and obtained from foreclosures	137	184
Gross carrying amount [member]
Disclosure of Other Assets [line items]
Property development and obtained from foreclosures	417	469
Accumulated impairments [member]
Disclosure of Other Assets [line items]
Property development and obtained from foreclosures	(280)	(285)
Net carrying amount [member]
Disclosure of Other Assets [line items]
Property development and obtained from foreclosures	€ 137	€ 184